REVENUE, OTHER INCOME AND GAINS - Additional Information (Details) - USD ($) $ in Thousands		6 Months Ended
	Dec. 28, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
License revenue		$ 103,027	$ 15,115
Upfront fee receivable		13,064		$ 100,041
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
License revenue		75,100
Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
License revenue		$ 27,900
Upfront fee receivable	$ 100,000
Future estimated milestone payments (up to)	$ 1,010,000